OTHER LONG TERM ASSETS (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 27, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other long term assets [Line Items]
Derivative, Gain (Loss) on Derivative, Net		$ 1,200	$ 5,800	$ (3,618)	$ (5,765)	$ 7,425
Interest Rate Swap [Member]
Other long term assets [Line Items]
Derivative, Fair Value, Net				400	1,700
Derivative, Gain (Loss) on Derivative, Net				$ (5,000)	$ (9,000)
Principal amount of debt used in interest rate swaps	$ 260,000